Putnam
Master
Intermediate
Income Trust

SEMIANNUAL REPORT

March 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* "We expect that economic weakness and uncertainty in Asia may continue to impact foreign bond markets, while the demand for domestic high-yield bonds is likely to remain strong in the months ahead. Our management team will continue to closely monitor all the fixed-income sectors in which your fund invests, seeking to position the portfolio defensively while taking advantage of attractive income opportunities."

                              -- Jennifer E. Leichter, lead manager
                                 Putnam Master Intermediate Income Trust

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

10 Portfolio holdings

29 Financial statements

38 Results of December 18, 1997 shareholder meeting




From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Access to a wide variety of fixed-income assets was one of Putnam Master Intermediate Income Trust's particularly useful attributes in the challenging global market environment that prevailed during the first half of the fund's fiscal year. As you might imagine, events in Asia dominated the thinking of your fund's management team throughout the period.

The U.S. bond market actually thrived in the wake of the Asian currency and debt crisis as investors worldwide shifted assets to the safe haven represented by U.S. Treasury securities. Once again, the U.S. high-yield bonds in your fund's portfolio continued to show the strongest performance. European bonds also delivered solid results, as your fund's managers point out in the following report.

I am pleased to announce the appointment of Jeffrey Kobylarz to your fund's management team. Jeffrey came to Putnam in 1993 as a senior credit analyst in the High-Yield Bond Group. Before joining Putnam, he was with Dean Witter InterCapital and W.R. Huff Asset Management. He has 11 years of investment industry experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 20, 1998



Report from the Fund Managers
Jennifer E. Leichter, lead manager
Jeffrey J. Kobylarz
D. William Kohli
Gail A. Attridge

As Putnam Master Intermediate Income Trust began its fiscal year last October, we were reasonably optimistic about prospects for fixed-income markets around the world. Less than one month into the period, however, several Asian economies experienced economic meltdowns, sparking the largest single-day point decline in the history of the Dow Jones Industrial Average. This event, combined with continued economic weakness and uncertainty in Asia, put the world's financial markets, as well as investors' nerves, on edge.

While this backdrop has created a tumultuous environment for many markets, two of the three key sectors in which your fund invests -- U.S. taxable investment-grade securities and high-yield bonds -- actually fared quite well during the semiannual period, the six months ended March 31, 1998. The third sector, international bonds, obviously faced tougher times. But strategic portfolio shifts allowed us to soften the blow of Asia's currency and debt crisis. For complete performance information, please refer to the summary that begins on page 8.

* U.S. BONDS BENEFIT FROM ASIAN CRISIS

Throughout the period, the Asian crisis actually boosted performance in the domestic bond market. Nervous international investors flocked to the high credit quality and attractive yields offered by U.S. bonds, bidding up prices of Treasuries dramatically. While this flight to quality was good news for your fund, our focus on mortgage-backed securities, which also performed well early in the period, meant we didn't take full advantage of the Treasury rally. Toward the end of the period, the momentum of Treasuries slowed, while the performance of mortgage-backed securities began to lag as well.

Our decision to focus on mortgage-backed securities was based on the interest-rate climate during the period. When interest rates are falling, mortgage-backed securities present a higher prepayment risk -- that is the chance that homeowners will refinance or pay off their mortgage loans early, which tends to dampen the value of these securities. To compensate investors for this prepayment risk, mortgage-backed securities will carry a higher yield than most other U.S. government issues. The fund's emphasis on mortgage-backed securities was designed to take advantage of those higher yield opportunities.

* EMERGING MARKETS PLUNGE, THEN REBOUND

The Asian currency and debt crisis took its toll on many international markets, hitting the emerging markets especially hard. As investors deserted these bonds in favor of more established markets, emerging markets plunged in October, although they posted handsome gains for most of calendar 1997. After that rather brief swoon, however, these bonds staged a remarkable recovery. In a situation similar to the Treasury rally, this rebound helped your fund, but because we had positioned this portion of the portfolio defensively, the fund did not take full advantage of the comeback in emerging-markets securities.

In Europe, bond markets turned in robust returns as a result of sluggish economic growth in Germany and expectations that the European Economic and Monetary Union (EMU) would begin as scheduled in January 1999. The EMU will unify the monetary policy and interest rates of 11 European countries. Europe's peripheral markets, such as Spain, Italy, and Sweden, posted the best performance, but your fund's underweight position in these areas dragged performance somewhat.

[GRAPHIC OMITTED: horizontal bar chart TOP 5 COUNTRY ALLOCATIONS
(international sector)]

TOP 5 COUNTRY ALLOCATIONS
(international sector)*

United Kingdom                6.8%

Germany                       4.0%

Mexico                        2.9%

Australia                     2.6%

South Africa                  2.0%

Footnote reads:
*Based on net assets as of 3/31/98. Holdings will vary over time.

The fund benefited from a significant position in the United Kingdom, where the bond market was buoyed by slowing economic growth and low inflation. Our decision to underweight Japanese government bonds meant the fund had only minimal exposure to these bonds, which were hurt by the country's troubled political and economic climate and increasing concerns about the long-term health of its economy.

* HIGH-YIELD SECTOR POWERS PORTFOLIO ONCE AGAIN

The high-yield bond market was the strongest-performing sector of the domestic bond market in the first calendar quarter of 1998, propelled by the same forces that pushed Treasury bonds and stocks higher. These forces included solid economic growth and low inflation, which kept the Federal Reserve Board from increasing interest rates.

Leading the way among high-yield issues were those of companies in the telecommunications, cable TV, and broadcasting industries -- following a pattern that has prevailed for well over a year. New issuance in the high-yield market has continued at a record-breaking pace, driven by favorable interest rates, expanding businesses, and strong investor demand. Another factor boosting the high-yield bond market has been the tremendous amount of merger and acquisition activity. Larger, more creditworthy companies that have completed cost-cutting programs are buying smaller high-yield bond issuers in an effort to further grow their businesses or add niche products. This consolidation trend was evident in many sectors, including consumer products, telecommunications, and cable TV.

Highlights among your fund's high-yield holdings included NEXTEL
Communications, which provides digital wireless communications service, and Teleport Communications Group, a long-distance provider acquired by AT&T. Several cable companies in your fund's portfolio also contributed to performance during the period. The cable TV industry as a whole was boosted by increasing interest in the delivery of Internet technology through conventional cable systems.

[GRAPHIC OMITTED: TOP THREE HOLDINGS PER SECTOR]

TOP THREE HOLDINGS PER SECTOR

HIGH-YIELD BONDS
Banco Nacional de Comercio, 7 1/4s, 2004
Banco Nacional de Desenvolvimiento Economico e Social (BNDES), 9s, 2007 Banco Nacional de Comercio, 8s, 2003

FOREIGN BONDS
United Kingdom Treasury bonds, 8s, 2007
Germany (Federal Rebublic of) Unity bonds, 8s, 2002
Government of Australia, 8 3/4s, 2008

U.S. INVESTMENT-GRADE SECURITIES
Government National Mortgage Association (GNMA), 7 1/2s
GNMA, 6 1/2s
U.S. Treasury notes, 5 3/4s

Footnote reads:
These holdings represent 35.2% of the fund's net assets as of 3/31/98. Portfolio holdings will vary over time.

Technology giant Microsoft's recent decision to invest $1 billion in Philadelphia cable operator Comcast Corp. was a signal to investors that this is an area with strong growth potential. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* OUTLOOK: CURRENT TRENDS SHOULD CONTINUE

In general, we believe the domestic economy, driven by consumer demand, is poised for continued strong growth with relatively low inflation. As a result, we expect that demand for high-yield bonds will remain strong in the months ahead as investor confidence remains high. We are more cautious about international bond markets and the outlook for global economic growth. Valuations in most foreign markets appear stretched, particularly after the global flight to quality that has driven bond yields lower worldwide. We will continue to monitor the Asian turbulence closely, realizing that its impact may be greater than previously forecast. Your fund's ability to invest across multiple fixed-income sectors should enable us to position the portfolio defensively while taking advantage of attractive income opportunities.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/98, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield corporate bonds reflect a greater possibility that adverse changes in the economy or their issuers may affect their ability to pay principal and interest on the bonds. Investments in non-U.S. securities may be subject to certain risks such as currency fluctuations, economic instability, and political developments. Although the U.S. government guarantees the timely payment of principal and interest on some of the underlying securities, the value of the fund shares is not guaranteed and will fluctuate.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Master Intermediate Income Trust is designed for investors seeking high current income and relative stability of net asset value through U.S. government, high-yield, and international fixed-income securities with limited maturities.

TOTAL RETURN FOR PERIODS ENDED 3/31/98

                                                          Market
                                              NAV         price
------------------------------------------------------------------------------
6 months                                     2.43%        1.00%
------------------------------------------------------------------------------
1 year                                      10.77        14.02
------------------------------------------------------------------------------
5 years                                     50.48        42.97
Annual average                               8.52         7.41
------------------------------------------------------------------------------
Life (4/29/88)                             145.35       107.98
Annual average                               9.47         7.66
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/98

                          Lehman Bros.   Salomon Bros.
                             Govt.        Non-U.S      First Boston  Consumer
                          Intermediate   World Govt     High Yield    Price
                          Bond Index     Bond Index       Index       Index
------------------------------------------------------------------------------
6 months                     3.76%        -0.98%           4.67%       0.62%
------------------------------------------------------------------------------
1 year                       9.38          2.03           14.33        1.38
------------------------------------------------------------------------------
5 years                     33.38         37.76           68.52       12.95
Annual average               5.93          6.62           11.00        2.47
------------------------------------------------------------------------------
Life of fund               115.40        100.97          203.39       38.51
Annual average               8.04          7.29           11.84        3.34
------------------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 3/31/98

------------------------------------------------------------------------------
Distributions (number)                  6
------------------------------------------------------------------------------
Income                                $0.34
------------------------------------------------------------------------------
Capital gains                            --
------------------------------------------------------------------------------
  Total                               $0.34
------------------------------------------------------------------------------
Share value                       NAV       Market price
------------------------------------------------------------------------------
9/30/97                         $8.79          $8.125
------------------------------------------------------------------------------
3/31/98                          8.64           7.875
------------------------------------------------------------------------------
Current return (end of period)    NAV       Market price
------------------------------------------------------------------------------
Current dividend rate1           7.78%          8.53%
------------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or Market price at end of period.



TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.

COMPARATIVE BENCHMARKS

Lehman Bros. Government Intermediate Bond Index* is an unmanaged list of U.S. government and mortgage-backed securities composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities between 1 and 9.99 years.

Salomon Brothers Non-U.S. World Government Bond Index* is an unmanaged list of bonds issued by 10 countries.

First Boston High Yield Index* is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

* Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Portfolio of investments owned
March 31, 1998 (Unaudited)



U.S. GOVERNMENT AND AGENCY OBLIGATIONS (37.1%) *
PRINCIPAL AMOUNT                                                                       VALUE

U.S. Government Agency Mortgage Obligations (22.6%)
--------------------------------------------------------------------------------------------
               Federal Home Loan Mortgage Corp.
   $601,529      7s, February 1, 2012                                               $611,863
    192,690      6 1/2s, September 1, 2002                                           192,270
               Federal National Mortgage Association
      4,908      8 1/2s, Dwarf, with due dates from
                 March 1, 2006 to March 1, 2006                                        5,117
  1,374,042      6 1/2s, with due dates from March 1, 2026
                 to October 1, 2026                                                1,358,584
               Federal National Mortgage Association
               Adjustable Rate Mortgages
    563,832      7.837s, May 1, 2025                                                 587,795
    859,940      7.143s, July 1, 2027                                                872,839
               Government National Mortgage Association
  8,510,000      7s, TBA, April 15, 2028                                           8,595,100
  2,840,000      5 1/2s, TBA, April 15, 2028                                       2,855,080
               Government National Mortgage Association
               Adjustable Rate Mortgages
  1,057,017      7s, July 20, 2024                                                 1,084,764
               Government National Mortgage Association
               Pass-through Certificates
 14,066,668      8s, with due dates from July 15, 2023 to February 15, 20281       4,568,636
 91,113,663      7 1/2s, with due dates from January 15, 2023 to
                 November 15, 2027                                                93,516,584
 30,613,475      7s, with due dates from July 20, 2024 to
                 November 15, 2027                                                30,922,916
 40,986,015      6 1/2s, with due dates from December 15, 2027
                 to February 15, 2028                                             40,563,043
                                                                              --------------
                                                                                 195,734,591

U.S. Treasury Obligations (14.5%)
--------------------------------------------------------------------------------------------
               U.S. Treasury Bonds
  9,540,000      12 3/8s, May 15, 2004 #                                          12,771,675
 12,680,000      11 5/8s, November 15, 2004                                       16,737,600
               U.S. Treasury Notes
  2,100,000      7s, July 15, 2006                                                 2,269,638
 12,805,000      6 7/8s, May 15, 2006                                             13,729,393
 18,790,000      6 5/8s, June 30, 2001                                            19,321,381
      4,000      6 1/2s, October 15, 2006                                              4,197
  1,600,000      6 1/4s, August 31, 2002 #                                         1,634,992
 11,255,000      6 1/8s, August 15, 2007 #                                        11,575,092
    830,000      6s, July 31, 2002                                                   840,242
    990,000      5 3/4s, November 30, 2002                                           992,940
 40,025,000      5 3/4s, November 15, 2000 #                                      40,137,470
  1,425,000      5 5/8s, December 31, 1999                                         1,425,670
    650,000      5 1/2s, February 28, 2003                                           646,139
  2,875,000      5 1/2s, February 28, 2000                                         2,869,595
                                                                              --------------
                                                                                 124,956,024
                                                                              --------------
               Total U.S. Government and Agency Obligations
               (cost $321,177,914)                                              $320,690,615

CORPORATE BONDS AND NOTES (36.2%) *
PRINCIPAL AMOUNT                                                                       VALUE

Advertising (0.8%)
--------------------------------------------------------------------------------------------
 $1,400,000    Adams Outdoor Advertising sr. notes 10 3/4s, 2006                  $1,540,000
    950,000    Big Flower Holdings, Inc. sr. sub. notes 8 7/8s, 2007                 978,500
    400,000    Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                     434,000
  1,660,000    Lamar Advertising Co. company guaranty 8 5/8s, 2007                 1,718,100
  1,750,000    Outdoor Communications Inc. sr. sub. notes 9 1/4s, 2007             1,820,000
                                                                              --------------
                                                                                   6,490,600

Aerospace and Defense (0.6%)
--------------------------------------------------------------------------------------------
    250,000    Alliant Techsystems, Inc. sr. sub. notes 11 3/4s, 2003                275,000
    130,000    Argo-Tech Corp. company guaranty 8 5/8s, 2007                         132,925
    570,000    Aviation Sales Co. 144A sr. sub. notes 8 1/8s, 2008                   561,450
    715,000    BE Aerospace sr. sub. notes Ser. B, 9 7/8s, 2006                      766,838
    370,000    BE Aerospace, Inc. 144A sr. sub. notes 8s, 2008                       369,075
    650,000    Derlan Industries Ltd. sr. notes 10s, 2007 (Canada)                   682,500
    145,000    K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007              150,075
    100,000    Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                           108,500
    800,000    Sabreliner Corp. sr. notes Ser. B, 12 1/2s, 2003                      840,000
    600,000    Sequa Corp. sr. sub. notes 9 3/8s, 2003                               630,000
    500,000    Sequa Corp. bonds 8 3/4s, 2001                                        510,000
    185,000    Tracor, Inc. sr. sub. notes 8 1/2s, 2007                              191,244
    160,000    United Defense Industries Inc. company guaranty 8 3/4s, 20071          63,600
                                                                              --------------
                                                                                   5,381,207

Agriculture (0.2%)
--------------------------------------------------------------------------------------------
    830,580    Premium Standard Farms, Inc. sr. secd. notes 11s,
                 2003 [2DBL. DAGGERS]                                                897,027
    700,000    Purina Mills, Inc. 144A sr. sub. notes 9s, 2010                       722,750
                                                                              --------------
                                                                                   1,619,777

Airlines (0.1%)
--------------------------------------------------------------------------------------------
    270,000    Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                    285,525
    520,000    Trans World Airlines, Inc. 144A notes 11 3/8s, 2006                   523,900
                                                                              --------------
                                                                                     809,425

Apparel (0.1%)
--------------------------------------------------------------------------------------------
     85,000    GFSI, Inc. sr. sub. notes Ser. B, 9 5/8s, 2007                         89,250
    125,000    Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                         127,500
    395,000    Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                          416,725
    170,000    William Carter Co. 144A sr. sub. notes 12s, 2008                      184,450
                                                                              --------------
                                                                                     817,925
Automotive Parts (0.6%)
--------------------------------------------------------------------------------------------
  3,000,000    Cambridge Industries Inc. company guaranty Ser. B,
                 10 1/4s, 2007                                                     3,120,000
    135,000    Hayes Wheels International, Inc. 144A company guaranty
                 Ser. B, 9 1/8s, 2007                                                142,425
    900,000    Lear Corp. sub. notes 9 1/2s, 2006                                    999,000
    700,000    Navistar International Corp. 144A sr. sub.notes 8s, 2008              697,375
    200,000    Safety Component International, Inc. 144A sr. sub. notes
                 Ser. B, 10 1/8s, 2007                                               207,000
                                                                              --------------
                                                                                   5,165,800

Banks (3.7%)
--------------------------------------------------------------------------------------------
  6,719,000    Banco Nacional de Comercio Exterior bank guaranteed
                 8s, 2003 (Mexico)                                                 6,618,215
  9,246,000    Banco Nacional de Comercio Exterior bank guaranteed
                 7 1/4s, 2004 (Mexico)                                             8,760,585
  8,500,000    Banco National de Desenvolvimiento Economico e Social
                 (BNDES) 144A bonds 9s, 2007 (Brazil)                              8,181,250
  2,500,000    Chevy Chase Savings Bank sub. deb. 9 1/4s, 2008                     2,612,500
    500,000    Delta Financial Corp. sr. notes 9 1/2s, 2004                          495,000
    500,000    First Federal Financial Corp. notes 11 3/4s, 2004                     540,000
  3,040,000    First Nationwide Holdings sr. sub. notes 10 5/8s, 2003              3,412,400
    125,000    Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007               124,375
    500,000    Korea Development Bank bonds 7 3/8s, 2004 (Korea)                     450,825
    250,000    Korea Developmental Bank bonds 7 1/8s, 2001 (Korea)                   235,085
    200,000    Ocwen Federal Bank FSB sub. deb. 12s, 2005                            223,000
    120,000    Owen Financial Corp. notes 11 7/8s, 2003                              136,200
                                                                              --------------
                                                                                  31,789,435

Basic Industrial Products (0.1%)
--------------------------------------------------------------------------------------------
    405,000    American Standard Companies Inc. sr. notes 7 3/8s, 2008               398,925
    140,000    Koppers Industries, Inc. 144A company guaranty
                 9 7/8s, 2007                                                        146,650
     70,000    Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007               71,925
    400,000    W. R. Carpenter North America, Inc. company guaranty
                10 5/8s, 2007                                                        428,000
                                                                              --------------
                                                                                   1,045,500

Broadcasting (2.6%)
--------------------------------------------------------------------------------------------
  1,250,000    Allbritton Communications sr. sub. deb. Ser. B, 9 3/4s, 2007        1,315,625
  3,000,000    American Radio Systems Corp. company guaranty 9s, 2006              3,210,000
    200,000    Australis Hldngs PTY Ltd. sr. disc, notes stepped-coupon
                 zero % (15s, 11/01/00), 2002 (in default) (Australia) ++ +           80,000
  1,000,000    Benedek Communications Corp. sr. disc. notes stepped-
                 coupon zero % (13 1/4s, 5/15/01), 2006 ++                           800,000
    515,000    Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                 3/4s, 2/1/02), 2009 ++                                              388,825
    215,000    Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                      225,750
    115,000    Central European Media Enterprises Ltd. sr. notes 9 3/8s, 2004        117,300
  1,500,000    Chancellor Media Corp. 144A sr. sub. notes 8 1/8s, 2007             1,526,250
    216,020    Citadel Broadcasting Inc. sr. sub. notes 10 1/4s, 2007                239,242
    750,000    Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                 (11.2s, 11/15/00), 2007 (Bermuda) ++                                622,500
    480,000    Commodore Media, Inc. sr. sub. notes stepped-coupon
                 7 1/2s, (13 1/4s, 5/1/98), 2003 ++                                  538,800
    600,000    Fox/Liberty Networks LLC sr. disc. notes stepped-coupon
                 zero % (9 3/4s, 8/15/02), 2007 ++                                   411,000
  1,920,000    Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                     1,992,000
  2,750,000    Grupo Televisa S.A. sr. disc. notes stepped-coupon zero %
                 (13 1/4s, 5/15/01), 2008 (Mexico) ++                              2,200,000
    380,000    Heartland Wireless Communications, Inc. sr. notes Ser. B,
                 14s, 2004 +                                                         114,000
  2,000,000    Jacor Communications, Inc. company guaranty Ser. B,
                 8 3/4s, 2007                                                      2,090,000
    200,000    Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005            229,000
    929,000    Petracom Holdings, Inc. notes stepped-coupon zero %
                 (17 1/2s, 8/1/98), 2003 ++                                          933,645
    275,000    Radio One Inc. company guaranty stepped-coupon
                 Ser. B, 7s, (12s, 5/15/00), 2004 ++                                 280,500
  1,500,000    SFX Broadcasting, Inc. sr. sub. notes Ser. B, 10 3/4s, 2006         1,657,500
    460,000    SFX Entertainment Inc. 144A sr. sub. notes 9 1/8s, 2008               453,100
    210,000    Spanish Broadcasting sr. notes Ser. B, 11s, 2004                      231,000
    220,000    TCI Satellite Entertainment 144A sr. sub. notes 10 7/8s, 2007         232,650
  2,545,000    TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)             2,710,425
                                                                              --------------
                                                                                  22,599,112

Building Products (0.2%)
--------------------------------------------------------------------------------------------
    400,000    Cemex S.A. 144A bonds 12 3/4s, 2006 (Mexico)                          484,000
    500,000    Nortek, Inc. sr. sub. notes 9 7/8s, 2004                              520,000
    500,000    Southdown, Inc. sr. sub. notes Ser. B, 10s, 2006                      546,875
    248,000    Waxman Industries Inc. sr. notes stepped-coupon
                 Ser. B, zero % (12 3/4s, 6/1/99), 2004 ++                           226,300
                                                                              --------------
                                                                                   1,777,175

Building and Construction (0.6%)
--------------------------------------------------------------------------------------------
    130,000    American Architectural Products Corp. 144A sr. notes
                 11 3/4s, 2007                                                       135,850
  1,725,000    Atrium Companies Inc. 144A sub. notes 10 1/2s, 2006                 1,811,250
    450,000    Beazer Homes USA, Inc. 144A sr. notes 8 7/8s, 2008                    450,563
    600,000    Brand Scaffold Services 144A sr. notes 10 1/4s, 2008                  618,000
    400,000    GS Superhighway Holdings sr. notes 10 1/4s, 2007                      340,000
    630,000    GS Superhighway Holdings, sr. notes 9 7/8s, 2004                      554,400
    650,000    Johns Manville International Group sr. notes 10 7/8s, 2004            719,875
    180,000    Presley Cos. sr. notes 12 1/2s, 2001                                  173,700
                                                                              --------------
                                                                                   4,803,638

Buses (0.1%)
--------------------------------------------------------------------------------------------
    855,000    Consorcio/MCII Holdings sec. notes stepped-coupon
                 zero % (12s, 11/15/98), 2002 ++                                     790,875

Business Equipment and Services (0.5%)
--------------------------------------------------------------------------------------------
    600,000    Axiohm Transactions Solutions Inc. company guaranty
                 9 3/4s, 2007                                                        610,500
    500,000    Corporate Express, Inc. sr. sub. notes Ser. B, 9 1/8s, 2004           512,500
  2,000,000    Iron Mountain, Inc. med. term notes company guaranty
                 10 1/8s, 2006                                                     2,210,000
    920,000    Morris Material Handling Inc. 144A sr. notes 9 1/2s, 2008             924,600
    125,000    Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006          133,750
                                                                              --------------
                                                                                   4,391,350

Cable Television (3.2%)
--------------------------------------------------------------------------------------------
    240,000    Acme Television sr. disc. notes stepped-coupon zero %
                 (10 7/8s, 9/30/00), 2004 ++                                         197,400
  1,340,000    Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007        1,457,250
  1,981,594    Adelphia Communications Corp. sr. notes 9 1/2s,
                 2004 [2DBL. DAGGERS]                                              2,075,720
      5,314    Australis Media, Ltd. sr. disc. notes stepped-coupon 1 3/4s,
                 (15 3/4s 5/15/00), 2003 (in default)
                 (Australia) ++ [2DBL. DAGGERS] +                                      1,063
    300,000    Charter Communications International, Inc. disc. notes
                 stepped-coupon Ser. B, zero % (14s, 3/15/01), 2007 ++               240,750
  2,000,000    Comcast Corp. sr. sub. notes 9 3/8s, 2005                           2,141,300
  2,000,000    CSC Holdings, Inc. sr. notes 7 7/8s, 2007                           2,060,000
  3,500,000    Diamond Cable Communication Co. sr. disc. notes
                 stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                 (United Kingdom) ++                                               2,467,500
    700,000    Diamond Cable Communication Co. sr. disc. notes
                 stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                 (United Kingdom) ++                                                 556,500
    980,287    Falcon Holdings Group, Inc. sr. sub. notes 11s,
                 2003 [2DBL. DAGGERS]                                              1,052,583
  1,290,000    Falcon Holdings Group, Inc. 144A deb. stepped-coupon
                 zero % (9.285s, 4/15/03), 2010 ++                                   816,944
    605,000    Fox Kids Worldwide Inc. 144A sr. discount notes
                 stepped-coupon zero % (10 1/4s, 11/1/02), 2007 ++                   385,688
  3,280,000    Fox Kids Worldwide Inc. 144A sr. notes 9 1/4s, 2007                 3,296,400
    600,000    FrontierVision Holdings LP sr. disc. notes stepped-coupon
                 zero % (11 7/8s, 9/15/01), 2007 ++                                  465,000
    140,000    FrontierVision Operating Partners L.P. sr. sub.
                 notes 11s, 2006                                                     156,100
    380,000    Globo Communicacoes 144A sr. notes 10 5/8s, 2008 (Brazil)             386,175
    280,000    Globo Communicacoes 144A company guaranty
                 10 1/2s, 2006 (Brazil)                                              284,900
  1,390,000    International Cabletel, Inc. sr. notes stepped-coupon
                 Ser. B, zero % (11 1/2s, 2/01/01), 2006 ++                        1,132,850
  1,000,000    Jones Intercable, Inc. sr. notes 8 7/8s, 2007                       1,055,000
  1,000,000    Lenfest Communications, Inc. sr. sub. notes 10 1/2s, 2006           1,140,000
  1,050,000    Lenfest Communications, Inc. 144A sr. sub. notes 8 1/4s, 2008       1,063,125
    460,000    Marcus Cable Co. (L.P.) sr. sub. disc. notes stepped-coupon
                 zero % (13 1/2s, 8/1/99), 2004 ++                                   437,000
    640,000    RCN Corp. sr. disc. notes stepped-coupon zero % (11 1/8s,
                 10/15/02), 2007 ++                                                  427,200
  2,000,000    RCN Corp. 144A sr. disc. notes stepped-coupon zero %
                 (9.8s, 2/15/03), 2008 ++                                          1,255,000
  1,500,000    Rogers Cablesystems Ltd. sr. notes Ser. B, 10s, 2005                1,661,250
  1,260,000    UIH Australia/Pacific, Inc. sr. disc. notes stepped-coupon
                 Ser. B, zero % (14s, 5/15/01), 2006 (Australia) ++                  869,400
  1,250,000    United International Holdings 144A sr. disc. notes stepped-
                 coupon zero % (10 3/4s, 2/15/03), 2008 ++                           781,250
                                                                              --------------
                                                                                  27,863,348
Cellular Communications (2.0%)
--------------------------------------------------------------------------------------------
  2,618,000    CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                 zero % (14s, 10/1/02), 2007 ++                                    1,498,805
  1,240,000    Cencall Communications Corp. sr. disc. notes stepped-
                 coupon zero % (10 1/8s, 1/15/99), 2004 ++                         1,202,800
  1,500,000    Comunicacion Cellular bonds stepped-coupon zero %
                 (13 1/8s, 11/15/00), 2003 (Colombia) ++                           1,170,000
  2,285,000    Dobson Communications Corp. sr. notes 11 3/4s, 2007                 2,513,500
    520,000    Interact Systems, Inc. 144A sr. notes stepped-coupon
                 zero % (14s, 8/1/99), 2003 ++                                       197,600
  1,500,000    Intercel, Inc. sr. disc. notes stepped-coupon zero %
                 (12s, 2/1/01), 2006 ++                                            1,170,000
    540,000    Intercel, Inc. sr. disc. notes stepped-coupon zero %
                 (12s, 5/1/01), 2006 ++                                              413,100
    510,000    International Wireless Communications, Inc. sr. disc.
                 notes zero %, 2001                                                  163,200
    930,000    McCaw International Ltd sr. discount notes stepped-
                 coupon zero % (13s, 4/15/02), 2007 ++                               618,450
  2,775,000    Millicom International Cellular S.A. sr. disc. notes stepped-
                 coupon zero % (13 1/2s, 6/1/01), 2006 (Luxembourg) ++             2,164,500
    345,000    NEXTEL Communications sr. disc. notes stepped-coupon
                 zero % (9 3/4s, 10/31/02), 2007 ++                                  224,250
  5,090,000    NEXTEL Communications sr. disc. notes stepped-coupon
                 zero % (10.65s, 9/15/02), 2007 ++                                 3,410,300
  1,900,000    NEXTEL Communications, Inc. 144A sr. disc. notes stepped-
                 coupon zero % (9.95s, 2/15/03), 2008 ++                           1,213,625
    550,000    Omnipoint Corp, 144A sr. notes FRN 8.906s, 2006                       552,750
    190,000    Omnipoint Corp. sr. notes 11 5/8s, 2006                               209,000
    460,000    Omnipoint Corp. sr. notes Ser. A, 11 5/8s, 2006                       506,000
    410,000    Powertel, Inc. sr. notes 11 1/8s, 2007                                446,900
                                                                              --------------
                                                                                  17,674,780

Chemicals (0.6%)
--------------------------------------------------------------------------------------------
  1,000,000    Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                        1,035,000
  1,000,000    Great Lakes Carbon Corp. sr. notes 10s, 2006                        1,090,000
    320,000    Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                       332,000
     15,000    Huntsman Corp. 144A sr. sub. notes FRN 9.187s, 2007                    15,038
  1,000,000    ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                   1,065,000
    200,000    NL Industries, Inc. sr. notes 11 3/4s, 2003                           222,500
    140,000    Pharmaceutical Fine Chemicals 144A sr. sub. notes
                 9 3/4s, 2007 (Switzerland)                                          145,250
    200,000    Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007              203,000
    370,000    Polytama International company guaranty 11 1/4s, 2007                 229,400
    250,000    Sovereign Specialty Chemical 144A sr. sub. notes 9 1/2s, 2007         263,750
    185,000    Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                 zero % (13 1/2s, 8/15/01), 2008 ++                                  110,075
    205,000    Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                         194,750
                                                                              --------------
                                                                                   4,905,763

Computer Services (0.1%)
--------------------------------------------------------------------------------------------
    545,000    Unisys Corp. sr. notes 11 3/4s, 2004                                  630,838

Conglomerates (0.1%)
--------------------------------------------------------------------------------------------
    518,000    Axia, Inc. sr. sub. notes Ser. B, 11s, 2001                           528,360
    300,000    MacAndrews & Forbes Holdings, Inc. sub. deb. notes 13s, 1999          301,125
                                                                              --------------
                                                                                     829,485

Consumer Durable Goods (0.1%)
--------------------------------------------------------------------------------------------
    100,000    Foamex, L.P. company guaranty 9 7/8s, 2007                            106,000
     50,000    Hedstrom Holdings, Inc. 144A sr. disc. notes zero %
                 (12s, 6/01/02), 2009 ++                                              31,000
    345,000    Icon Fitness Corp. 144A sr. disc. notes stepped-coupon
                 Ser. B, zero % (14s, 11/15/01), 2006 ++                             172,500
    120,000    Sealy Mattress Co. 144A sr. sub. notes 9 7/8s, 2007                   127,200
                                                                              --------------
                                                                                     436,700

Consumer Non Durables (--%)
--------------------------------------------------------------------------------------------
     65,000    Amscan Holdings, Inc. sr. sub. notes 9 7/8s, 2007                      67,844

Consumer Services (0.3%)
--------------------------------------------------------------------------------------------
  2,332,000    Coinmach Corp. sr. notes 11 3/4s, 2005                              2,600,180

Cosmetics (0.4%)
--------------------------------------------------------------------------------------------
    360,000    Chattem, Inc. 144A sr. sub. notes 8 7/8s, 2008                        364,500
     95,000    French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007               101,175
  1,900,000    Revlon Consumer Products 144A sr. sub. notes 8 5/8s, 2008           1,926,125
    915,000    Revlon Worldwide Corp. sr. disc. notes Ser. B, zero %, 2001           699,975
                                                                              --------------
                                                                                   3,091,775

Electric Utilities (0.9%)
--------------------------------------------------------------------------------------------
    245,000    AES Corp. sr. sub. notes 8 3/8s, 2007                                 249,900
    240,000    Espirito Santo Centrais 144A sr. notes 10s, 2007 (Brazil)             234,600
  4,100,000    Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                    4,917,376
  1,825,387    Northeast Utilities System notes Ser. A, 8.58s, 2006                1,825,314
    133,333    Northeast Utilities System notes Ser. B, 8.38s, 2005                  135,765
                                                                              --------------
                                                                                   7,362,955

Electronics and Electrical Equipment (0.5%)
--------------------------------------------------------------------------------------------
  1,390,000    Celestica International Ltd. 144A sr. sub. notes 10 1/2s,
                 2006 (Canada)                                                     1,515,100
    145,918    Cirent Semiconductor sr. sub. notes 10.22s, 2002                      152,120
    170,559    Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                 178,234
    120,000    Details, Inc. sr. sub. notes Ser. B, 10s, 2005                        125,700
    190,000    DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                     191,900
    200,000    Flextronics International Ltd. 144A sr. sub. notes 8 3/4s, 2007       201,500
    120,000    HCC Industries, Inc. company guaranty 10 3/4s, 2007                   125,400
    410,000    Motors and Gears Inc. sr. notes Ser. D, 10 3/4s, 2006                 442,800
    100,000    Therma-Wave Inc. sr. notes Ser. B, 10 5/8s, 2004                      104,000
    570,000    Wavetek Corp. company guaranty 10 1/8s, 2007                          601,350
  1,000,000    Zilog Inc. 144A sr. notes 9 1/2s, 2005                                972,500
                                                                              --------------
                                                                                   4,610,604

Energy-Related (0.1%)
--------------------------------------------------------------------------------------------
    710,000    Panda Global Energy Co. company guaranty 12 1/2s, 2004                674,500
    400,000    RAM Energy Inc. sr. notes 11 1/2s, 2008                               393,000
                                                                              --------------
                                                                                   1,067,500

Entertainment (0.8%)
--------------------------------------------------------------------------------------------
    640,000    AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                   675,200
  1,100,000    Premier Parks, Inc. sr. notes 9 1/4s, 2006                          1,104,125
  2,500,000    Six Flags Term Loan B 10s, 2004 ##                                  2,509,375
  2,500,000    Viacom International, Inc. sub. deb. 8s, 2006                       2,553,125
                                                                              --------------
                                                                                   6,841,825

Environmental Control (0.2%)
--------------------------------------------------------------------------------------------
    250,000    Allied Waste Industries, Inc. company guaranty 10 1/4s, 2006          277,500
  1,920,000    Allied Waste Industries, Inc. sr. disc. notes stepped-coupon
                 zero % (11.3s, 6/1/07), 2007 ++                                   1,411,200
                                                                              --------------
                                                                                   1,688,700

Financial Services (0.3%)
--------------------------------------------------------------------------------------------
    260,000    Aames Financial Corp. sr. notes 9 1/8s, 2003                          262,600
    140,000    Dine S.A. de C.V. 144A company guaranty
                 8 3/4s, 2007 (Mexico)                                               136,675
  1,615,000    Dollar Financial Group Inc. sr. notes Ser. A, 10 7/8s, 20061,         768,425
    190,000    Intertek Finance PLC 144A sr. sub. notes 10 1/4s, 2006                203,300
    100,000    Nationwide Credit Inc. 144A sr. notes 10 1/4s, 2008                   103,000
    120,000    Resource America Inc. 144A sr. notes 12s, 2004                        126,900
                                                                              --------------
                                                                                   2,600,900

Food and Beverages (0.4%)
--------------------------------------------------------------------------------------------
    500,000    Ameriserve Food Co. company guaranty 10 1/8s, 2007                    540,000
    270,000    Ameriserve Food Co. company guaranty 8 7/8s, 2006                     278,100
     65,000    Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                 69,875
    920,000    Aurora Foods, Inc. 144A ser. sub. notes Ser. D, 9 7/8s, 2007          989,000
    310,000    Canandaigua Wine Co. sr. sub. notes Ser. C, 8 3/4s, 2003              316,200
    500,000    Doane Products Co. sr. notes 10 5/8s, 2006                            547,500
    200,000    Nebco Evans Holding Co. sr. disc. notes stepped-coupon
                 zero % (12 3/8s, 7/15/02), 2007 ++                                  138,000
    130,000    Southern Foods Group 144A sr. sub. notes 9 7/8s, 2007                 138,450
     50,000    Windy Hill Pet Food Co. sr. sub. notes 9 3/4s, 2007                    53,250
                                                                              --------------
                                                                                   3,070,375

Gaming (1.3%)
--------------------------------------------------------------------------------------------
    850,000    Argosy Gaming Co. company guaranty 13 1/4s, 2004                      941,375
  1,500,000    Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                       1,601,250
    185,000    Casino America, Inc. sr. notes 12 1/2s, 2003                          205,350
  1,400,000    Coast Hotels & Casinos, Inc. company guaranty Ser. B, 13s, 2002     1,627,500
    370,300    Colorado Gaming & Entertainment Co. sr. notes 12s,
                 2003 [2DBL. DAGGERS]                                                401,776
    513,970    Elsinore Corp. 144A exch. 1st mtge. 11 1/2s, 2000                     513,970
    720,000    Fitzgeralds Gaming Corp. 144A company guaranty
                 12 1/4s, 2004                                                       727,200
    250,000    Grand Casinos, Inc. 1st mtge. 10 1/8s, 2003                           270,000
    900,000    Hollywood Casino Corp. sr. notes 12 3/4s, 2003                        994,500
    150,000    Isle of Capri Black Hawk LLC 1st mtge. Ser. B, 13s, 2004              152,250
  1,200,000    Lady Luck Gaming Corp. 1st mtge. 11 7/8s, 2001                      1,233,000
    444,000    Louisiana Casino Cruises Corp. 1st mtge. 11 1/2s, 1998                448,440
    250,000    Mohegan Tribal Gaming Auth. sr notes Ser. B, 13 1/2s, 2002            320,625
     90,000    Penn National Gaming, Inc. 144A sr. notes 10 5/8s, 2004                95,400
    500,000    PRT Funding Corp. sr. notes 11 5/8s, 2004                             375,000
  1,040,000    Trump A.C. company guaranty 11 1/4s, 2006                           1,068,600
    594,000    Trump Castle Funding Corp. notes 11 1/2s, 2000                        599,940
                                                                              --------------
                                                                                  11,576,176

Health Care (1.6%)
--------------------------------------------------------------------------------------------
    550,000    Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                      513,931
  1,250,000    Extendicare Inc. 144A sr. sub. notes 9.35s, 2007 (Canada)           1,300,000
    300,000    Genesis Eldercare 144A sr. sub. notes 9s, 2007                        307,500
    500,000    Genesis Health Ventures, Inc. sr. sub. notes 9 1/4s, 2006             522,500
  1,000,000    Graphic Controls Corp. sr. sub. notes Ser. A, 12s, 2005             1,117,500
  1,600,000    Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s,
                 2008                                                              1,686,000
    960,000    Magellan Health Services, Inc. 144A sr. sub. notes 9s, 2008           967,200
    210,000    MedPartners, Inc. sr. notes 7 3/8s, 2006                              188,154
  1,000,000    MedPartners, Inc. sr. sub.notes 6 7/8s, 2000                          952,500
    620,000    Paracelsus Healthcare Corp. sr. sub. notes 10s, 2006                  641,700
    350,000    Paragon Corp. Holdings 144A sr. notes 9 5/8s, 2008                    347,375
  2,720,000    Paragon Health Networks, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007   2,788,000
  2,365,000    Sun Healthcare Group Inc. 144A sr. sub. notes 9 1/2s, 2007          2,483,250
                                                                              --------------
                                                                                  13,815,610

Insurance and Finance (0.4%)
--------------------------------------------------------------------------------------------
    750,000    Imperial Credit Capital Trust I 144A company guaranty
                 10 1/4s, 2002                                                       750,000
    500,000    Reliance Group Holdings, Inc. sr. sub. deb. 9 3/4s, 2003              522,175
  2,000,000    Reliance Group Holdings, Inc. sr. notes 9s, 2000                    2,092,040
                                                                              --------------
                                                                                   3,364,215

Lodging (0.3%)
--------------------------------------------------------------------------------------------
  1,750,000    Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005           1,859,375
  1,000,000    HMH Properties, Inc. company guaranty Ser. B, 8 7/8s, 2007          1,052,500
                                                                              --------------
                                                                                   2,911,875

Medical Supplies and Devices (0.3%)
--------------------------------------------------------------------------------------------
    340,000    ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006            363,800
    430,000    Conmed Corp. 144A sr. sub. notes 9s, 2008                             436,450
    250,000    Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006         279,375
    900,000    Fresenius Medical Care AG 144A company guaranty
                 7 7/8s, 2008 (Germany)                                              900,000
    240,000    Imagyn Medical Technologies company guaranty, 12 1/2s, 2004           144,000
    140,000    Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007          143,850
    350,000    Wright Medical Technology, Inc. 144A notes Ser. C,
                 11 3/4s, 2000                                                       343,000
                                                                              --------------
                                                                                   2,610,475
Metals and Mining (0.1%)
--------------------------------------------------------------------------------------------
     90,000    Acindar Industria Argentina de Aceros S.A. bonds 11 1/4s,
                 2004 (Argentina)                                                     94,950
    200,000    Anker Coal Group, Inc. sr. notes Ser. B, 9 3/4s, 2007                 194,000
    140,000    Armco, Inc. sr. notes 9s, 2007                                        145,250
    210,000    Continental Global Group sr. notes Ser. B, 11s, 2007                  224,700
    250,000    Weirton Steel Co. sr. notes 11 3/8s, 2004                             270,000
                                                                              --------------
                                                                                     928,900

Motion Picture Distribution (0.2%)
--------------------------------------------------------------------------------------------
  1,400,000    Cinemark USA, Inc. sr. sub. notes 9 5/8s, 2008                      1,477,000
    270,000    Panavision Inc. 144A sr. disc. notes stepped-coupon zero %
                 (9 5/8s, 2/1/02), 2006 ++                                           192,038
                                                                              --------------
                                                                                   1,669,038

Oil and Gas (2.0%)
--------------------------------------------------------------------------------------------
    185,000    Abraxas Petroleum Corp. 144A sr. notes Ser. B, 11 1/2s, 2004          190,550
  1,500,000    Benton Oil & Gas Co. sr. notes 11 5/8s, 2003                        1,635,000
     35,000    Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                            35,350
  1,000,000    Cliffs Drilling Co. company guaranty Ser. D, 10 1/4s, 2003          1,082,500
    180,000    Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                         169,200
  1,500,000    Costilla Energy, Inc. sr. notes 10 1/4s, 2006                       1,515,000
    460,000    Dailey International Inc. 144A sr. notes 9 1/2s, 2008                 460,000
    100,000    DI Industries Inc. sr. notes 8 7/8s, 2007                             102,250
    200,000    Gulf Canada Resources Ltd. sr. sub. notes 9 5/8s, 2005 (Canada)       216,000
    490,000    Market Hub Partners 144A sr. notes 8 1/4s, 2008                       499,800
    450,000    Michael Petroleum Corp. 144A sr. notes 11 1/2s, 2005                  444,938
     85,000    Newpark Resources, Inc. 144A sr. sub. notes 8 5/8s, 2007               86,913
    100,000    Pacalta Resources Ltd. sr. notes Ser. B, 10 3/4s, 2004 (Canada)       101,500
    870,000    Panaco, Inc. company guaranty Ser. B, 10 5/8s, 2004                   878,700
    300,000    Pogo Producing Co. sr. sub. notes Ser. B, 8 3/4s, 2007                310,500
    150,000    Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                 159,750
    335,000    Southwest Royalties, Inc. company guaranty 10 1/2s, 2004              301,500
  7,175,000    Transamerican Energy sr. disc. notes stepped-coupon
                 Ser. B, zero % (13s, 6/15/99), 2002 ++                            6,027,000
  2,150,000    Transamerican Energy sr. notes Ser. B, 11 1/2s, 2002                2,128,500
    518,000    TransTexas Gas Corp. sr. sub. notes Ser. D, 13 3/4s, 2001             580,160
    100,000    Wiser Oil Co. company guaranty 9 1/2s, 2007                            96,500
    500,000    XCL Ltd. 144A company guaranty 13 1/2s, 2004                          540,000
                                                                              --------------
                                                                                  17,561,611

Packaging and Containers (0.4%)
--------------------------------------------------------------------------------------------
    120,000    AEP Industries, Inc. 144A sr. sub. notes 9 7/8s, 2007                 125,850
    215,000    Huntsman Packaging Corp. 144A sr. sub. notes 9 1/8s, 2007             220,375
    270,000    Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                     288,900
  1,530,000    Riverwood International Corp. company guaranty 10 7/8s, 2008        1,541,475
    450,000    Riverwood International Corp. company guaranty 10 5/8s, 2007          475,875
  1,000,000    Vicap SA. 144A company guaranty 11 3/8s, 2007                       1,102,500
                                                                              --------------
                                                                                   3,754,975
Paging (0.1%)
--------------------------------------------------------------------------------------------
    410,000    Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002               482,775
    255,000    Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)             258,188
    400,000    Paging Network, Inc. sr. sub. notes 10s, 2008                         418,000
                                                                              --------------
                                                                                   1,158,963

Paper and Forest Products (1.3%)
--------------------------------------------------------------------------------------------
  1,670,000    Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s, 2003             1,786,900
    780,000    Impac Group Inc. 144A sr. sub. notes 10 1/8s, 2008                    793,650
  2,500,000    Indah Kiat Financial Mauritius Ltd. company guaranty
                 10s, 2007 (Indonesia)                                             2,068,750
  2,375,000    Pindo Deli Finance Mauritius Ltd. 144A company guaranty
                 10 3/4s, 2007 (India)                                             1,923,750
  2,445,000    PT Pabrik Kertas Tjiwi Kimia company guaranty 10s, 2004
                 (Indonesia)                                                       2,017,125
  1,860,000    Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                1,887,900
    160,000    Radnor Holdings Corp. company guaranty 10s, 2003                      167,600
    850,000    Stone Container Corp. 144A company guaranty 11 1/2s, 2006             901,000
                                                                              --------------
                                                                                  11,546,675

Pharmaceuticals and Biotechnology (0.3%)
--------------------------------------------------------------------------------------------
    900,000    ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                 952,875
    110,000    NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                            112,200
    530,000    PharMerica, Inc. 144A sr. sub. notes 8 3/8s, 2008                     531,325
    600,000    Twin Laboratories, Inc. company guaranty 10 1/4s, 2006                663,000
                                                                              --------------
                                                                                   2,259,400

Publishing (0.4%)
--------------------------------------------------------------------------------------------
    375,000    Affinity Group Holdings sr. notes 11s, 2007                           405,938
    500,000    American Media Operation, Inc. sr. sub. notes 11 5/8s, 2004           542,500
    750,000    Garden State Newspapers, Inc. sr. sub. notes Ser. B,
                 8 3/4s, 2009                                                        766,875
    405,000    Hollinger International Publishing, Inc. company guaranty
                 9 1/4s, 2007                                                        429,300
  1,390,000    Perry-Judd 144A sr. sub. notes 10 5/8s, 2007                        1,487,300
    100,000    Von Hoffman Press Inc. 144A sr. sub. notes 10 3/8s, 2007              107,500
                                                                              --------------
                                                                                   3,739,413

Railroads (0.2%)
--------------------------------------------------------------------------------------------
  1,575,000    TFM S.A. de C.V. company guaranty 10 1/4s, 2007 (Mexico)            1,638,000

Real Estate (0.1%)
--------------------------------------------------------------------------------------------
    240,000    Bluegreen Corp. 144A sr. notes 10 1/2s, 2008                          238,800
    840,000    Prime Hospitality Corp. sub. notes 9 3/4s, 2007                       907,200
                                                                              --------------
                                                                                   1,146,000

Recreation (--%)
--------------------------------------------------------------------------------------------
    100,000    CLN Holdings, Inc. sr. disc. notes zero %, 2001                        78,500

Restaurants (0.1%)
--------------------------------------------------------------------------------------------
    500,000    FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                   546,250

Retail (0.4%)
--------------------------------------------------------------------------------------------
    120,000    Color Spot Nurseries sr. sub. notes 10 1/2s, 2007                     118,200
    434,000    Guitar Center Management Co. 144A sr. notes 11s, 2006                 481,740
  1,500,000    K mart Corp. notes 8 1/8s, 2006                                     1,560,000
    600,000    Mothers Work, Inc. sr. notes 12 5/8s, 2005                            651,000
    260,000    Zale Corp. sr. notes Ser. B, 8 1/2s, 2007                             266,500
                                                                              --------------
                                                                                   3,077,440

Satellite Services (1.0%)
--------------------------------------------------------------------------------------------
  1,350,000    Echostar Satellite Broadcast Corp. sr. disc. notes stepped-
                 coupon zero % (13 1/8s, 3/15/00), 2004 ++                         1,231,875
    255,000    Esat Holdings Ltd. 144A sr. notes stepped-coupon zero %
                 (12 1/2s, 2/01/02), 2007 (Ireland) ++                               191,250
  1,500,000    Globalstar L.P. Capital sr. notes 11 3/8s, 2004                     1,571,250
  3,760,000    ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                 (13 1/2s, 9/15/00), 2005 ++                                       3,205,400
    360,000    Iridium LLC/Capital Corp. company guaranty Ser. B, 14s, 2005          417,600
    400,000    Iridium LLC/Capital Corp. company guaranty Ser. A, 13s, 2005          448,000
     60,000    Iridium LLC/Capital Corp. 144A sr. notes 11 1/4s, 2005                 63,600
  1,500,000    Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s,
                 2004 (Mexico)                                                     1,545,000
                                                                              --------------
                                                                                   8,673,975

Semiconductors (0.4%)
--------------------------------------------------------------------------------------------
  1,375,000    Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007          1,430,000
    220,000    Fairchild Semiconductor Corp. 144A sr. sub. notes
                 11.74s, 2008                                                        246,950
    245,000    Viasystems Inc. sr. sub notes 9 3/4s, 2007                            256,025
  1,250,000    Viasystems Inc. 144A sr. sub. notes 9 3/4s, 2007                    1,306,250
                                                                              --------------
                                                                                   3,239,225

Shipping (0.2%)
--------------------------------------------------------------------------------------------
    240,000    International Shipholding Corp. sr. notes 7 3/4s, 2007                235,800
    900,000    Johnstown America Industries, Inc. company guaranty
                 Ser. C, 11 3/4s, 2005                                             1,005,750
    360,000    MC Shipping, Inc. 144A sr. notes 11 1/4s, 2008                        361,800
                                                                              --------------
                                                                                   1,603,350

Steel (--%)
--------------------------------------------------------------------------------------------
    420,000    Hylsa S.A. de C.V. 144A bonds 9 1/4s, 2007 (Mexico)                   421,050

Supermarkets (0.3%)
--------------------------------------------------------------------------------------------
    780,000    Fleming Companies, Inc. company guaranty Ser. B, 10 1/2s, 2004        836,550
    400,000    Jitney-Jungle Stores company guaranty 12s, 2006                       456,000
    240,000    Jitney-Jungle Stores company guaranty 10 3/8s, 2007                   249,600
  1,250,000    Southland Corp. deb. 4s, 2004                                         976,375
    200,000    Southland Corp. deb. Ser. A, 4 1/2s, 2004                             166,500
                                                                              --------------
                                                                                   2,685,025
Telecommunications (3.0%)
--------------------------------------------------------------------------------------------
    190,000    American Communication Services, Inc. sr. notes 13 3/4s, 2007         225,150
  1,000,000    American Communication Services, Inc. sr. disc. notes stepped-
                 coupon zero % (13s, 11/1/00), 2005 ++                               852,500
  1,890,000    American Communication Services, Inc. sr. disc. notes stepped-
                 coupon zero % (12 3/4s, 4/1/01), 2006 ++                          1,521,450
    170,000    Antenna TV S.A. 144A sr. notes 9s, 2007 (Greece)                      171,700
    300,000    Barak ITC 144A sr. disc. notes stepped-coupon zero %
                 (12 1/2s, 11/15/02), 2007 (Israel) ++                               175,500
    105,000    Consorcio Ecuatoriano notes 14s, 2002 (Ecuador)                       110,250
  1,500,000    Econophone Inc. company guaranty 13 1/2s, 2007                      1,725,000
    370,000    Econophone Inc. 144A sr. disc. notes stepped-coupon zero %
                 (11s, 2/15/03), 2008 ++                                             218,300
    325,000    Echostar DBS Corp. company guaranty 12 1/2s, 2002                     367,250
    155,000    Esprit Teleom Group PLC sr. notes 11 1/2s, 2007
                 (United Kingdom)                                                    169,725
    410,000    Focal Communications Corp. 144A sr. disc. notes stepped-
                 coupon zero % (12 1/8s, 2/15/03), 2008 ++                           239,850
  2,597,000    GST Telecommunications,Inc. company guaranty stepped-
                 coupon zero % (13 7/8s, 12/15/00), 2005 ++                        2,155,510
    380,000    Hyperion Telecommunication Corp. sr. disc. notes stepped-
                 coupon Ser. B, zero % (13s, 4/15/01), 2003 ++                       291,650
    400,000    Hyperion Telecommunications , Inc. sr. notes Ser. B,
                 12 1/4s, 2004                                                       450,000
  1,000,000    Intermedia Communications, Inc. sr. disc. notes stepped-
                 coupon Ser. B, zero % (11 1/4s, 7/15/02), 2007 ++                   750,000
    540,000    Intermedia Communications, Inc. sr. notes Ser. B, 8 7/8s, 2007        577,800
    300,000    Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008        314,250
  1,180,000    Knology Holdings Inc. sr. disc. notes stepped-coupon zero %
                 (11 7/8s, 10/15/02), 2007 ++                                        708,000
    150,000    L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007         166,125
    750,000    Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                          781,875
    140,000    MetroNet Communications Corp. sr. disc. notes stepped-
                 coupon zero % (10 3/4s, 11/1/02), 2007 (Canada) ++                   93,100
    430,000    Microcell Telecommunications sr. disc. notes stepped-coupon
                 Ser. B, zero % (14s, 12/1/01), 2006 (Canada) ++                     319,275
    100,000    Netia Holdings B.V. 144A company guaranty
                 10 1/4s, 2007 (Poland)                                              102,750
     60,000    Netia Holdings B.V. 144A company guaranty stepped-coupon
                 zero % (11 1/4s, 11/1/02), 2007 (Poland)                             40,950
    400,000    NEXTLINK Communications, Inc. 144A sr. disc. notes stepped-
                 coupon zero % (9.45s, 4/15/03), 2008 ++                             253,000
  1,050,000    NTL Inc. 144A sr.notes stepped-coupon zero % (9 3/4s,
                 4/01/03), 2008 ++                                                   682,500
    525,000    Orbcomm Global Capital Corp. sr. notes Ser. B, 14s, 2004              612,938
    340,000    Qwest Communications International Inc. sr. disc. notes
                 stepped-coupon zero % (9.47s, 10/15/02), 2007 ++                    249,900
  2,615,000    RSL Communications, Ltd. company guaranty 12 1/4s, 2006             2,981,100
    410,000    RSL Communications, Ltd. 144A sr. notes 9 1/8s, 2008                  414,100
    620,000    RSL Communications, Ltd. 144A sr. disc. notes stepped-coupon
                 zero % (10 1/8s, 3/1/03), 2008 ++                                   389,825
  2,670,000    Teligent, Inc. sr. notes 11 1/2s, 2007                              2,803,500
  1,300,000    WinStar Communications, Inc. sr. disc. notes stepped-coupon
                 zero % (14s, 10/15/00), 2005 ++                                   1,082,250
  3,890,000    WinStar Communications. Inc. 144A sr. sub. notes 10s, 2008          3,948,350
    250,000    WinStar Equipment Corp. company guaranty 12 1/2s, 2004                286,250
    310,000    Wireless One, Inc. sr. notes 13s, 2003                                 86,800
                                                                              --------------
                                                                                  26,318,473
Telephone Services (1.2%)
--------------------------------------------------------------------------------------------
  1,330,000    BTI Telecom Corp. sr. notes 10 1/2s, 2007                           1,393,175
  1,910,000    Colt Telecom Group PLC sr. disc. notes stepped-coupon
                 zero % (12s, 12/15/01), 2006 (United Kingdom) ++                  1,528,000
    170,000    Facilicom International 144A sr. notes 10 1/2s, 2008                  177,650
    340,000    Flag Limited 144A sr. notes 8 1/4s, 2008 (Bermuda)                    348,500
    415,000    IDT Corp. 144A sr. notes 8 3/4s, 2006                                 412,925
    800,000    Ionica Group PLC sr. disc. notes stepped-coupon zero %
                 (15s, 5/1/02), 2007 (United Kingdom) ++                             340,000
  1,142,000    ITC Deltacom, Inc. sr. notes 11s, 2007                              1,296,170
    540,000    McLeod USA, Inc. 144A sr. notes 8 3/8s, 2008                          558,900
    840,000    MGC communications, Inc. sr. notes Ser. B, 13s, 2004                  842,100
  1,675,000    NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)               1,817,375
    825,000    Sprint Spectrum L.P. sr. notes 11s, 2006                              952,875
    115,000    Transtel S.A. 144A pass through certificates 12 1/2s, 2007
                 (Colombia)                                                          110,113
    210,000    Viatel, Inc. sr. disc. notes stepped-coupon zero %
                 (15s, 1/15/00), 2005 ++                                             197,400
                                                                              --------------
                                                                                   9,975,183

Textiles (0.2%)
--------------------------------------------------------------------------------------------
    105,000    Glenoit Corp. 144A sr. sub. notes 11s, 2007                           113,663
    240,000    Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                 247,800
    580,000    Polymer Group, Inc. 144A sr. sub.notes 8 3/4s, 2008                   590,150
    250,000    Polysindo International Eka company guaranty 13s, 2001
                 (Indonesia)                                                         182,500
    250,000    Polysindo International Finance company guaranty 11 3/8s,
                 2006 (Indonesia)                                                    170,000
    170,000    Worldtex, Inc. 144A sr. notes 9 5/8s, 2007                            172,550
                                                                              --------------
                                                                                   1,476,663

Transportation (--%)
--------------------------------------------------------------------------------------------
    350,000    Kitty Hawk, Inc. company guaranty 9.95s, 2004                         367,500

Utilities (0.2%)
--------------------------------------------------------------------------------------------
  1,500,000    Calpine Corp. sr. notes 8 3/4s, 2007                                1,548,750

Wireless Communications (--%)
--------------------------------------------------------------------------------------------
    135,000    Telesystem International Wireless Inc. sr. disc. notes stepped-
                 coupon Ser. C, zero % (10 1/2s, 11/1/02), 2007 ++                    85,755
                                                                              --------------
               Total Corporate Bonds and Notes  (cost $304,103,496)             $312,603,856

FOREIGN GOVERNMENT BONDS AND NOTES (16.3%) *
PRINCIPAL AMOUNT                                                                       VALUE
--------------------------------------------------------------------------------------------
AUD  26,395,000  Australia (Government of) bonds Ser. 808,
                   8 3/4s, 2008                                                  $21,446,450
DEM  54,995,000  Germany (Federal Republic of) Unity Fund bonds
                   8s, 2002                                                       33,428,625
FRF  70,060,000  France (Government of) bonds 5 1/2s, 2007                        11,806,847
USD   5,230,000  Mendoza (Province of) 144A 10s, 2007                              5,073,100
ZAR  90,907,000  South Africa (Republic of) bonds Ser. 150, 12s, 2005             17,292,829
GBP  27,995,000  United Kingdom Treasury bonds 8s, 2007                           51,410,830
                                                                              --------------
               Total Foreign Government Bonds and Notes
                 (cost $140,308,799)                                            $140,458,681

BRADY BONDS (1.5%) * (cost $12,560,740)
PRINCIPAL AMOUNT                                                                       VALUE
--------------------------------------------------------------------------------------------
$13,655,300    Argentina (Republic of) deb. FRB 6.625s, 2005                     $12,597,014

COLLATERALIZED MORTGAGE OBLIGATIONS (1.3%) *
PRINCIPAL AMOUNT                                                                       VALUE
--------------------------------------------------------------------------------------------
 $1,000,000    Citicorp Mtge. Securities, Inc. Ser. 92-10 M, Class M, 8s,
                 2022                                                             $1,003,700
    410,456    Freddie Mac Ser. 1717, Class L, 6 1/2s, 2024                          407,337
  3,113,509    GMAC Commercial Mortgage Securities Inc. Ser. 97-C2,
                 Class A1, 6.45s, 2004                                             3,138,806
  4,990,000    Merrill Lynch Mortgage Investors, Inc. Ser. 98-C2, Class D,
                 6.96s, 2030                                                       4,998,577
  1,085,000    Prudential Home Mortgage Securities Ser. 93-57, Class A4,
                 5.9s, 2023                                                        1,075,561
    666,021    Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                   666,348
                                                                              --------------
               Total Collateralized Mortgage Obligations
                 (cost $11,259,996)                                              $11,290,329

PREFERRED STOCKS (1.3%) *
NUMBER OF SHARES                                                                      VALUE
--------------------------------------------------------------------------------------------
        100    American Communications Services $12.75 pfd. [2DBL. DAGGERS]         $116,250
      6,812    AmeriKing, Inc. $3.25 pfd. [2DBL. DAGGERS]                            183,924
      7,062    CSC Holdings Inc. Ser. M, $11.125 cum. [2DBL. DAGGERS]                808,599
      9,600    Diva Systems Corp. Ser. C, $6.00 pfd.                                 124,800
      1,200    Dobson Communications 144A $12.25 pfd. [2DBL. DAGGERS]              1,314,000
        185    Echostar Communications, Inc. $12.125 pfd.                            206,275
     11,765    Fitzgeralds Gaming Co. $3.75 pfd.                                     352,950
    340,000    Fresenius Medical Care AG Ser. D, $9.00 pfd. (Germany)                355,300
      1,250    Granite Broadcasting 144A $12.75 pfd. [2DBL. DAGGERS]               1,418,750
         92    Hyperion Telecommunications Ser. B, $12.875 pfd. [2DBL. DAGGERS]      105,340
      1,250    Intermedia Communication Ser. B, $13.50 pfd.                        1,531,250
        422    IXC Communications, Inc. $12.50 pfd. [2DBL. DAGGERS]                  514,840
      5,200    Nebco Evans Holding Co. 144A $11.25 pfd. [2DBL. DAGGERS]              540,800
     26,006    Nextlink Communications, Inc. 144A $7.00 pfd.                       1,638,378
      3,850    SFX Broadcasting, Inc. Ser. E, $12.625 pfd. [2DBL. DAGGERS]           456,225
        807    Spanish Broadcasting Systems $14.25 cum. pfd.                         847,311
      2,390    Von Hoffman Corp. 144A $13.50 pfd.                                     80,663
        390    WinStar Communications. Inc. 144A
                 $14.25 cum. pfd. [2DBL. DAGGERS]                                    475,800
                                                                              --------------
               Total Preferred Stocks  (cost $10,323,457)                        $11,071,455

UNITS (1.1%) *
NUMBER OF UNITS                                                                        VALUE
--------------------------------------------------------------------------------------------
      1,095    Allegiance Telecom Inc. units sr. disc. notes zero %,
                 (11 3/4s, 2/15/08) 2008 ++                                         $635,100
        150    American Mobile Satellite Corp. units 12 1/4s, 2008                   156,000
        600    Australis Media, Ltd. units stepped-coupon zero %
                 (15 3/4s, 5/15/03), 2003 (in default) (Australia) ++ +              120,000
         91    Celcaribe S.A. 144A units 13 1/2s, 2004 (Columbia)                  1,829,100
      1,220    Club Regina, Inc. 144A units 13s, 2004                              1,311,500
         85    Concentric Network Corp. units 12 3/4s, 2007                           99,875
        255    Conecel Holdings 144A units 14s, 2000                                 276,675
      1,752    Diva Systems Corp. 144A units stepped-coupon zero %
                 (12 5/8s, 3/1/03), 2008 ++                                          963,600
      1,600    DTI Holdings Inc. units stepped-coupon zero % (12 1/2s,
                 3/1/03), 2008 ++                                                    932,000
      2,085    KMC Telecom Holdings, Inc. units stepped-coupon zero %
                 (12 1/2s, 2/15/03), 2008 ++                                       1,240,575
        620    Orbital Imaging Corp. units 11 5/8s, 2005                             677,350
        190    Real Time Data 144A units stepped-coupon zero % (13 1/2s,
                 8/15/01), 2006 ++                                                    96,900
        200    Stone Container Corp. units sr. sub. 12 1/4s, 2002                    205,500
        335    Transam Refin P/p 144a, units 16s, 2003                               355,100
        200    Wireless One, Inc. units stepped-coupon zero %
                 (13 1/2s, 8/1/01), 2006 ++                                           24,000
        500    XCL Ltd units sr. sec. notes 13 1/2s, 2004                            650,000
                                                                              --------------
               Total Units  (cost $8,470,427)                                     $9,573,275

ASSET-BACKED SECURITIES (0.8%) *
PRINCIPAL AMOUNT                                                                       VALUE
--------------------------------------------------------------------------------------------
 $1,096,000    Chemical Master Credit Card Trust Ser. 95-2, Class A,
                 6.23s, 2003                                                      $1,102,499
    350,000    Contimortgage Home Equity Loan Trust Ser. 97-1, Class M2,
                 7.67s, 2025                                                         352,296
  3,280,000    Green Tree Financial Corp. Ser. 98-2, Class A5, 6.24s, 2016         3,271,288
  1,192,939    Green Tree Recreational Equipment & Cons Ser. 97-B, Class A1,
                 6.55s, 2028                                                       1,201,886
    221,906    Resolution Trust Corp. Ser. 94-1, Class A2A, 7 3/4s, 2029             222,751
  1,233,248    Resolution Trust Corp. Ser. 94-1, Class M1, 7.14s, 2029             1,217,832
                                                                              --------------
               Total Asset-Backed Securities (cost $7,271,176)                    $7,368,552

COMMON STOCKS (0.6%) *
NUMBER OF SHARES                                                                       VALUE
--------------------------------------------------------------------------------------------
     21,270    American Mobile Satellite Corp. +                                    $303,098
        150    AmeriKing, Inc. +                                                       7,500
      2,955    Axia Holding Inc. 144A +                                              236,400
     13,880    CellNet Data Systems, Inc. +                                          152,680
     17,630    Chattem, Inc.                                                         449,565
     12,124    Chesapeake Energy Corp. +                                              71,229
      4,500    Exide Corp.                                                            76,219
     53,023    Grand Union Co. +                                                      21,541
      3,033    Hedstrom Holdings, Inc. 144A                                            4,170
      3,770    IFINT Diversified Holdings 144A +                                      26,390
     35,327    Lady Luck Gaming Corp. +                                               50,783
     24,918    NEXTEL Communications, Inc. Class A +                                 840,983
        255    Paging Do Brazil Holdings Co., LLC Class B                                  3
        464    PMI Holdings Corp. 144A +                                             232,000
        327    Premium Holdings L.P. +                                                 1,308
     71,533    PSF Holdings LLC Class A (acquired various dates
                 from 2/8/93 to 3/16/96, cost $2,464,394) +++                      2,145,990
     10,050    Specialty Foods Acquisition Corp. +                                     1,508
      4,400    Terex Corp. Rights +                                                   88,000
    490,000    WHX Corp.                                                             490,000
                                                                              --------------
               Total Common Stocks  (cost $6,429,615)                             $5,199,367

CONVERTIBLE BONDS AND NOTES (0.3%) *
PRINCIPAL AMOUNT                                                                       VALUE
--------------------------------------------------------------------------------------------
   $280,000    APP Global Finance (V) Ltd. 144A cv. sec. 2s, 2000
                 (United Kingdom)                                                   $289,100
    164,000    GST Telecommunications, Inc. cv. sr. disc. notes stepped-
                 coupon zero % (13 7/8s, 12/15/00), 2005 ++                          257,480
    290,000    Integrated Device Technology, Inc. cv. sub. notes 5 1/2s,
                 2002                                                                260,275
    125,000    National Semiconductor Corp. 144A cv. deb. 6 1/2s, 2002120,469
    900,000    Pricellular Wireless Corp. 144A cv. sub. notes stepped-
                 coupon zero % (10 3/4s, 8/15/00) ++                                 994,500
    650,000    WinStar Communications. Inc. 144A cv. sr. disc. notes stepped-
                 coupon zero % (14s, 10/15/00), 2005 ++                              908,375
                                                                              --------------
               Total Convertible Bonds and Notes  (cost $1,586,610)               $2,830,199

WARRANTS (0.2%) * +
NUMBER OF WARRANTS                                     EXPIRATION DATE                 VALUE
--------------------------------------------------------------------------------------------
         10    American Communication Services             11/1/05                    $1,750
     32,500    Becker Gaming Corp. 144A                   11/15/00                       325
      6,825    Capital Gaming International, Inc.           2/1/99                       273
      2,428    Cellnet Data Systems, Inc.                  10/1/07                    48,560
      1,910    Colt Telecom                               12/31/06                   257,850
      1,500    Comunicacion Cellular 144A (Colombia)      11/15/03                    97,500
      1,200    County Seat Holdings, Inc.                 10/15/98                        24
        475    Diva Systems Corp.                          5/15/06                   124,688
        255    Esat Holdings, Inc. (Ireland)                2/1/07                     8,925
        500    Fitzgerald Gaming Co. 144A                  3/15/99                        50
      8,151    Fitzgeralds Gaming Co.                     12/19/98                        82
        770    Hyperion Telecommunications 144A            4/15/01                    53,900
      9,768    Intelcom Group 144A                        10/15/05                   322,344
        520    Interact Systems Inc.                        8/1/03                       130
        700    Intermedia Communications                    6/1/00                   112,700
        245    International Wireless Communications
                 Holdings 144A                             8/15/01                     5,635
        400    Iridium World Com 144A                      7/15/05                    98,000
      1,180    Knology Holdings 144A                      10/15/07                       590
      1,470    Louisiana Casino Cruises, Inc. 144A         12/1/98                    73,500
        840    MGC communications, Inc. 144A               10/1/04                    29,400
        750    NEXTEL Communications Inc.                  4/15/07                     2,168
        930    Nextel Intl, Inc.                           4/15/07                       279
      1,840    Pagemart, Inc. 144A                        12/31/03                    13,800
      1,400    Petracom Holdings, Inc.                     9/30/99                    11,200
        615    RSL Communications Ltd.                    11/15/06                    59,655
        265    Spanish Broadcasting Systems 144A           6/30/99                    54,325
        185    Sterling Chemicals Holdings                 8/15/08                     4,810
      1,260    UIH Australia/Pacific, Inc. 144A            5/15/06                    15,120
        240    Urohealth Systems Inc.                      4/10/04                         2
        100    Wright Medical Technology, Inc. 144A        6/30/03                    10,023
                                                                              --------------
               Total Warrants  (cost $627,148)                                    $1,407,608

SHORT-TERM INVESTMENTS (5.0%) *
PRINCIPAL AMOUNT                                                                       VALUE
--------------------------------------------------------------------------------------------
TRL  1,983,040,000,000  Turkey Treasury Bill zero %, June 17, 1998                $6,888,308
           $36,371,000  Interest in $321,730,000 joint repurchase
                          agreement dated March 31, 1998 with
                          JP Morgan due April 1, 1998 with respect
                          to various U.S. Treasury obligations --
                          maturity value of $36,376,961 for an
                          effective yield of 5.90%                                36,376,961
                                                                              --------------
               Total Short-Term Investments  (cost $43,701,276)                  $43,265,269
--------------------------------------------------------------------------------------------
               Total Investments (cost $867,820,654) ***                        $878,356,220
--------------------------------------------------------------------------------------------

*    Percentages indicated are based on net assets of $863,976,120.

***  The aggregate identified cost on a tax basis is $867,977,979, resulting in gross unrealized appreciation and depreciation of $42,627,501 and
     $32,249,260, respectively, or net unrealized appreciation of $10,378,241.

+    Non-income-producing security.

++   The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

[DBL. DAGGER]   Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 1998 was
                $2,145,990 or 0.2% of net assets.

[2DBL DAGGERS]  Income may be received in cash or additional securities at the discretion of the issuer.

+++  A portion of the income will be received in additional securities.

# A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 1998.

##   When-issued, securities (Note 1).

     144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

     TBA after the name of a security represents to be announced securities (Note 1).

     The rate shown on Floating Rate Bonds (FRB) and Floating Rate
     Notes (FRN) are the current interest rates shown at March 31, 1998, which are subject to change based on the terms of the security.

     Distribution of investments by country of issue at March 31, 1998:
     (as percentage of Market Value)

               Argentina                                 1.4%
               Australia                                 2.6
               Brazil                                    1.1
               France                                    1.3
               Germany                                   4.0
               Mexico                                    2.8
               South Africa                              2.0
               United Kingdom                            6.7
               United States                            75.0
               Other                                     3.1
                                                       -----
               Total                                   100.0%
                                                       =====





--------------------------------------------------------------------------------------------
Futures Currency Contracts to Buy at March 31, 1998 (Unaudited)
(aggregate face value $237,526,041)

                                                                             Unrealized
                           Market           Aggregate Face    Delivery       Appreciation/
                           Value                 Value          Date        (Depreciation)
--------------------------------------------------------------------------------------------
Danish Krone            $7,833,705           $8,069,751       6/17/98        $(236,046)
Deutschemarks           76,467,442           78,059,576       6/17/98       (1,592,134)
Italian Lira            20,712,647           21,063,489       6/17/98         (350,842)
Japanese Yen            72,568,878           75,799,906       6/17/98       (3,231,028)
Mexican Peso             1,328,369            1,310,814       5/12/98           17,555
Mexican Peso             1,648,965            1,631,334       5/11/98           17,631
New Zealand Dollar       1,471,753            1,508,944       6/17/98          (37,191)
Philippines Peso         2,227,863            2,253,880       4/27/98          (26,017)
South Korean Won         3,851,067            3,487,718       3/11/99          363,349
Spanish Peseta          12,204,843           12,448,096       6/17/98         (243,253)
Swedish Krona           18,195,076           18,161,620       6/17/98           33,456
Swiss Franc             13,167,018           13,730,913       6/17/98         (563,895)
--------------------------------------------------------------------------------------------
                                                                           $(5,848,415)
--------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------
Futures Currency Contracts to Sell at March 31, 1998 (Unaudited)
(aggregate face value $236,480,008)
                                                                              Unrealized
                          Market         Aggregate Face      Delivery        Appreciation/
                          Value              Value             Date         (Depreciation)
--------------------------------------------------------------------------------------------
Australian Dollars     $21,448,272         $21,577,688        6/17/98          $129,416
British Pounds          50,266,465          49,427,505        6/17/98          (838,960)
Deutschemarks          105,540,293         107,533,832        6/17/98         1,993,539
French Franc            10,523,529          10,825,868        6/17/98           302,339
Japanese Yen            30,452,877          31,635,817        6/17/98         1,182,940
New Zealand Dollar       1,771,253           1,851,431        6/17/98            80,178
Swiss Franc             13,051,958          13,627,867        6/17/98           575,909
--------------------------------------------------------------------------------------------
                                                                             $3,425,361
--------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------
Futures Contracts Outstanding at March 31, 1998 (Unaudited)
                                                                              Unrealized
                                          Aggregate Face      Expiration     Appreciation/
                        Total Value            Value             Date       (Depreciation)
--------------------------------------------------------------------------------------------
Euro Dm (long)          $16,073,857         $16,087,804        March-99        $(13,947)
Muni Bond Index (long)    8,452,500           8,459,688        June-98           (7,188)
Euro Lira (short)        16,312,456          16,314,929        March-99           2,473
US Treasury 20 Year
Bond (short)              8,297,250           8,353,731        June-98           56,481
US Treasury 10 Year
Note (short)              9,439,500           9,447,298        June-98            7,798
--------------------------------------------------------------------------------------------
                                                                                $45,617
--------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
March 31, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $867,820,654) (Note 1)                                                $878,356,220
---------------------------------------------------------------------------------------------------
Cash                                                                                      4,624,090
---------------------------------------------------------------------------------------------------
Foreign currency (cost $412,310)                                                            416,659
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                13,001,704
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           24,991,777
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                            4,749,208
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                          1,287,622
---------------------------------------------------------------------------------------------------
Receivable for variation margin                                                             993,439
---------------------------------------------------------------------------------------------------
Total assets                                                                            928,420,719

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                     5,519,412
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         43,595,678
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              1,234,598
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  175,623
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                                4,455
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  7,857
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                               7,172,262
---------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                             6,640,379
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       94,335
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        64,444,599
---------------------------------------------------------------------------------------------------
Net assets                                                                             $863,976,120

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $881,485,897
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                (5,748,047)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment and
foreign currency transactions (Note 1)                                                  (19,925,082)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                              8,163,352
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $863,976,120

Computation of net asset value
---------------------------------------------------------------------------------------------------
Net asset value per share ($863,976,120 divided by
100,014,650 shares)                                                                           $8.64
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of operations
Six months ended March 31, 1998 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Interest income:                                                                       $23,037,606
--------------------------------------------------------------------------------------------------
Dividends                                                                                  351,990
--------------------------------------------------------------------------------------------------
Total investment income                                                                 23,389,596

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         1,874,426
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             338,170
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                           5,643
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             5,107
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                    113,797
--------------------------------------------------------------------------------------------------
Auditing                                                                                     5,245
--------------------------------------------------------------------------------------------------
Legal                                                                                       11,771
--------------------------------------------------------------------------------------------------
Postage                                                                                    108,700
--------------------------------------------------------------------------------------------------
Exchange listing fees                                                                       18,069
--------------------------------------------------------------------------------------------------
Other                                                                                       35,412
--------------------------------------------------------------------------------------------------
Total expenses                                                                           2,516,340
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (42,682)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             2,473,658
--------------------------------------------------------------------------------------------------
Net investment income                                                                   20,915,938
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         2,193,334
--------------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                          1,548,576
--------------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                        70,622
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions  (Note 1)                            (4,238,192)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                                    (1,250,282)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures
and written options during the period                                                   (1,461,986)
--------------------------------------------------------------------------------------------------
Net loss on investments                                                                 (3,137,928)
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $17,778,010
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                           March 31       September 30
                                                                                              1998*               1997
----------------------------------------------------------------------------------------------------------------------

Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   $20,915,938        $24,793,897
----------------------------------------------------------------------------------------------------------------------
Net realized loss on investments and
  foreign currency transactions                                                            (425,660)          (114,517)
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in foreign currencies                           (2,712,268)         7,551,885
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     17,778,010         32,231,265
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income                                                            (19,810,648)       (24,795,303)
----------------------------------------------------------------------------------------------------------------------
Shares issued in connection with the merger of Putnam
Intermediate Government Income Trust (Note 5)                                           528,345,195                 --
----------------------------------------------------------------------------------------------------------------------
Shares repurchased (Note 4)                                                                      --         (2,308,913)
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            526,312,557          5,127,049

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     337,663,563        332,536,514
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $5,748,047 and $6,853,337,
respectively)                                                                           863,976,120        337,663,563
----------------------------------------------------------------------------------------------------------------------

Number of fund shares
----------------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of period                                                38,435,338         38,737,138
----------------------------------------------------------------------------------------------------------------------
Shares issued in connection with the merger of Putnam
Intermediate Government Income Trust (Note 5)                                            61,579,312                 --
----------------------------------------------------------------------------------------------------------------------
Shares repurchased                                                                               --           (301,800)
----------------------------------------------------------------------------------------------------------------------
Shares outstanding at end of period                                                     100,014,650         38,435,338
----------------------------------------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                       March 31
operating performance         (Unaudited)                                   Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $8.79            $8.58            $8.38            $8.13            $8.91            $8.71
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .36              .64              .63              .67              .62              .68
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.17)             .21              .19              .21             (.71)             .29
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .19              .85              .82              .88             (.09)             .97
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.34)            (.64)            (.61)            (.49)            (.55)            (.68)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income    --               --               --               --               --             (.09)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --               --             (.06)              --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --             (.01)            (.14)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.34)            (.64)            (.62)            (.63)            (.69)            (.77)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $8.64            $8.79            $8.58            $8.38            $8.13            $8.91
------------------------------------------------------------------------------------------------------------------------------------
Market value,
end of period                     $7.875           $8.125           $7.500           $7.375           $7.250           $8.375
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at market value (%)(a)              1.00 *          17.54            10.34            10.90            (5.57)            7.89
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $863,976         $337,664         $332,537         $326,735         $317,296         $347,620
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .49 *           1.04              .99             1.03              .92              .96
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           4.04 *           7.47             7.44             8.24             7.18             7.83
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (c)(%)         108.25 *         220.61           232.90           219.63           204.92           237.63
------------------------------------------------------------------------------------------------------------------------------------

*   Not annualized.

(a) Total investment return does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30,1995 and thereafter includes amounts paid through expense offset arrangements (Note 2).

(c) Portfolio turnover excludes the impact of assets received from the acquisition of
    Putnam Intermediate Government Income Trust.




Notes to financial statements
March 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Master Intermediate Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and is authorized to issue an unlimited number of shares. The fund's investment objective is to seek, with equal emphasis, high current income and relative stability of net asset value, by allocating its investments among the U.S. taxable investment grade sector (formerly the U.S. government sector), high-yield sector and international sector.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon securities in excess of maturity value is amortized on a yield-to maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 1997, the fund had a capital loss carryover of approximately $18,987,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

  Loss Carryover        Expiration
  --------------   --------------------
    $9,158,000      September 30, 1999
     7,035,000      September 30, 2003
     2,794,000      September 30, 2004

J) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average weekly net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 1998, fund expenses were reduced by $42,682 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $640 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchase and sales of securities

During the six months ended March 31, 1998, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $262,870,320 and $260,135,890, respectively. Purchases and sales of U.S. government obligations aggregated $256,104,382 and $248,981,585, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the six months are summarized as follows:

                                   Contract         Premiums
                                    Amounts         Received
------------------------------------------------------------
Written options
outstanding at
beginning of year                $2,995,000           37,288
------------------------------------------------------------
Options opened                   10,500,000           33,234
------------------------------------------------------------
Options expired                  13,495,000           70,522
------------------------------------------------------------
Options closed                            --              --
------------------------------------------------------------
Written options
outstanding at
end of year                              $--             $--
------------------------------------------------------------

Note 4
Share Repurchase Program

In November 1994, the Trustees authorized the fund to repurchase up to 1,950,000 of its shares in the open market. Repurchases will only be made when the fund's shares are trading at less than net asset value and at such times and amounts as is believed to be in the best interest of the fund's shareholders. Any repurchases of shares will have the effect of increasing the net asset value per share of remaining shares outstanding.

For the six months ended March 31, 1998, the fund repurchased no shares. As of March 31, 1998, 570,000 shares had been repurchased since the inception of the program.

Note 5
Acquisition of Putnam
Intermediate
Government Income Trust

On January 23, 1998, the fund issued 61,579,312 shares to the shareholders of Putnam Intermediate Government Income Trust to acquire that fund's net assets in a tax-free exchange approved by the shareholders. The net assets of the fund and Putnam Intermediate Government Income Trust on January 23, 1998, valuation date, were $329,648,831 and $528,345,195 respectively. On January 23, 1998, Putnam Intermediate Government Income Trust had unrealized appreciation of $1,224,904. The aggregate net assets of the fund immediately following the acquisition were $857,994,026.

Results of December 18, 1997 shareholder meeting

An annual meeting of shareholders of the fund was held on December 18, 1997. At the meeting, each of the nominees for Trustees was elected, as follows:

An approval of the Agreement and Plan of Reorganization providing for the acquisition by Putnam Master Intermediate Income Trust (the "Master Fund") of all of the assets and assumption of all the liabilities of Putnam Intermediate Government Income Trust at net asset value in exchange for shares of the Master Fund was approved as follows: 20,402,721 votes for, 1,245,197 votes against with 14,104,154 abstentions and broker non-votes.

                                                       Votes
                                  Votes for         withheld
Jameson Adkins Baxter            34,802,679          949,393
Hans H. Estin                    34,775,537          976,535
John A. Hill                     34,802,659          949,413
R.J. Jackson                     34,805,103          946,969
Paul L. Joskow                   34,792,567          959,505
Elizabeth T. Kennan              34,786,247          965,825
Lawrence J. Lasser               34,801,811          950,261
John H. Mullin III               34,794,449          957,623
Robert E. Patterson              34,816,129          935,943
Donald S. Perkins                34,769,397          982,675
William F. Pounds                34,781,363          970,709
George Putnam                    34,782,347          969,725
George Putnam, III               34,790,857          961,215
A.J.C. Smith                     34,809,144          942,928
W. Thomas Stephens               34,764,565          987,507
W. Nicholas Thorndike            34,798,492          953,580

A proposal to ratify the selection of Coopers & Lybrand L.L.P. as auditors for the fund was approved as follows: 34,616,282 votes for, and 503,663 votes against, with 632,127 abstentions and broker non-votes.

All tabulations are rounded to nearest whole number.

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

William J. Curtin
Vice President

Edward H. D'Alelio
Vice President

David Waldman
Vice President

Jennifer E. Leichter
Vice President and Fund Manager

Jeffrey J. Kobylarz
Vice President and Fund Manager

D. William Kohli
Vice President and Fund Manager

Gail A. Attridge
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our website (www.putnaminv.com) any time for up-to-date information about the fund's NAV.

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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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Bulk Rate
U.S. Postage
PAID
Putnam
Investments
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42045 074   5/98